STOCK BASED COMPENSATION PLAN	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
STOCK BASED COMPENSATION PLAN

NOTE 16 – STOCK BASED COMPENSATION PLAN

Stock-Based Compensation:

Effective July 1, 2006, the Company adopted ASC 718-10-25 (previously SFAS 123R) and accordingly has adopted the modified prospective application method. Under this method, ASC 718-10-25 is applied to new awards and to awards modified, repurchased, or cancelled after the effective date. Additionally, compensation cost for the portion of awards that are outstanding as of the date of adoption for which the requisite service has not been rendered (such as unvested options) is recognized over a period of time as the remaining requisite services are rendered.

Warrants:

During the quarter ended September 30, 2006, the Company issued 250,000 pre-split stock warrants with a term of 5 years and a three-year vesting period.  The following assumptions were used in the Black-Scholes pricing model:

Risk-free interest rate	4.64%
Expected life	5.00 years
Expected volatility	198%
Expected dividend yield	0%

Following is a summary of the warrant activity for the year ended June 30, 2011

	Warrants outstanding	Exercise Price	Aggregate Intrinsic Value
Outstanding, June 30, 2011	250,000	$0.015	$3,000
Granted	-		-
Forfeited	-		-
Exercised	-		-
Outstanding, September 30, 2011	250,000	$0.015	$3,000

These warrants expired on August 31, 2011.